UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

WESTERN ASSET

CORPORATE BOND

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	Western Asset Corporate Bond Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Western Asset Corporate Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexv, declined 0.10% during the six months ended June 30, 2015.

Q. How did the high-yield bond market perform over the six months ended June 30, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvi, returned 2.53% for the six months ended June 30, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March and June 2015 when investor risk aversion increased.

Performance review

For the six months ended June 30, 2015, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned -0.30%. The Fund’s unmanaged benchmark, the Barclays U.S. Credit Indexvii, returned -0.78% for the same period. The

IV	Western Asset Corporate Bond Fund

Lipper Corporate Debt Funds BBB-Rated Category Average1 returned -0.95% over the same time frame.

Performance Snapshot as of June 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	-0.30%
Class B2	-0.81%
Class C	-0.62%
Class C1♦	-0.57%
Class I	-0.12%
Class P	-0.38%
Barclays U.S. Credit Index	-0.78%
Lipper Corporate Debt Funds BBB-Rated Category Average[1]	-0.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2015 for Class A, Class B, Class C, Class C1, Class I and Class P shares were 3.45%, 2.78%, 3.00%, 3.12%, 3.93% and 3.47%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class C1, Class I and Class P shares were 1.03%, 1.96%, 1.87%, 1.54%, 0.70% and 1.16%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.75% for Class C shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 207 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund	V

Investment commentary (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: The Fund is subject to interest rate and credit risks and fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vii	The Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

VI	Western Asset Corporate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2015 and December 31, 2014 and does not include derivatives, such as futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.30%	$1,000.00	$997.00	1.03%	$5.10	Class A	5.00%	$1,000.00	$1,019.69	1.03%	$5.16
Class B	-0.81	1,000.00	991.90	2.05	10.12	Class B	5.00	1,000.00	1,014.63	2.05	10.24
Class C	-0.62	1,000.00	993.80	1.67	8.26	Class C	5.00	1,000.00	1,016.51	1.67	8.35
Class C1	-0.57	1,000.00	994.30	1.55	7.66	Class C1	5.00	1,000.00	1,017.11	1.55	7.75
Class I	-0.12	1,000.00	998.80	0.66	3.27	Class I	5.00	1,000.00	1,021.52	0.66	3.31
Class P	-0.38	1,000.00	996.20	1.18	5.84	Class P	5.00	1,000.00	1,018.94	1.18	5.91

2	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Corp. Bond	— Western Asset Corporate Bond Fund

4	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Corp. Bond	— Western Asset Corporate Bond Fund

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 91.0%
Consumer Discretionary — 10.3%
Auto Components — 1.0%
Johnson Controls Inc., Senior Notes	3.625%	7/2/24	$1,050,000	$1,053,823
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	1,280,000	1,283,200	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	660,000	648,978	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	920,000	894,130	(a)
Total Auto Components				3,880,131
Automobiles — 2.8%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,764,186
Ford Motor Co., Senior Notes	4.750%	1/15/43	510,000	496,365
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,796,885
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	600,000	593,182
General Motors Co., Senior Notes	4.875%	10/2/23	1,670,000	1,768,986
General Motors Co., Senior Notes	6.250%	10/2/43	1,510,000	1,690,383
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,644,341
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	49,066
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	480,000	486,500
Total Automobiles				10,289,894
Hotels, Restaurants & Leisure — 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	290,000	302,673
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	940,000	967,025	(a)
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	820,000	779,000	(a)
Total Hotels, Restaurants & Leisure				2,048,698
Household Durables — 0.9%
D.R. Horton Inc., Senior Notes	4.000%	2/15/20	790,000	789,763
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	1,190,000	1,216,775
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	280,000	312,200
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,000,000	985,000
Total Household Durables				3,303,738
Media — 4.7%
21st Century Fox America Inc., Senior Bonds	8.500%	2/23/25	3,850,000	5,138,922
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	1,649,000	2,267,946
Comcast Corp., Senior Notes	3.600%	3/1/24	260,000	262,956
Comcast Corp., Senior Notes	3.375%	2/15/25	60,000	59,408
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	96,633
COX Communications Inc., Senior Bonds	6.450%	12/1/36	300,000	318,060	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	980,000	943,863

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
TCI Communications Inc., Senior Notes	7.125%	2/15/28	$180,000	$235,040
Time Warner Cable Inc., Debentures	7.300%	7/1/38	730,000	824,917
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	830,000	866,591
Time Warner Cable Inc., Senior Bonds	4.500%	9/15/42	220,000	180,097
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	170,000	165,115
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	340,000	318,167
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	700,000	861,369
UBM PLC, Notes	5.750%	11/3/20	1,800,000	1,944,610	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,000,000	2,037,500	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.375%	4/15/21	864,000	893,160	(a)
Total Media				17,414,354
Multiline Retail — 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	760,000	804,082
Specialty Retail — 0.2%
Lowe’s Cos. Inc., Senior Notes	3.120%	4/15/22	770,000	779,830
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	19,385
Total Specialty Retail				799,215
Total Consumer Discretionary				38,540,112
Consumer Staples — 5.5%
Beverages — 0.9%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,010,000	997,375
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	550,000	538,527
JB y Compania SA de CV, Senior Notes	3.750%	5/13/25	530,000	515,584	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	240,000	242,514
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	370,764
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	740,000	834,181	(a)
Total Beverages				3,498,945
Food & Staples Retailing — 0.8%
CVS Health Corp., Senior Notes	4.125%	5/15/21	20,000	21,420
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,034,783
Kroger Co., Senior Notes	4.000%	2/1/24	490,000	506,968
Kroger Co., Senior Notes	8.000%	9/15/29	1,000,000	1,365,244
Total Food & Staples Retailing				2,928,415
Food Products — 0.8%
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	170,000	170,677
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	250,000	250,047
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	190,000	192,882	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	990,000	1,018,435	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Mondelez International Inc., Senior Notes	4.000%	2/1/24	$370,000	$383,895
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	630,000	635,802
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	200,000	206,344	(a)
Total Food Products				2,858,082
Tobacco — 3.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,809,186
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	452,487
Altria Group Inc., Senior Notes	10.200%	2/6/39	90,000	148,643
Altria Group Inc., Senior Notes	5.375%	1/31/44	440,000	467,129
BAT International Finance PLC, Senior Bonds	3.950%	6/15/25	70,000	70,766	(a)
Lorillard Tobacco Co., Senior Notes	6.875%	5/1/20	150,000	174,746
Philip Morris International Inc., Senior Notes	2.625%	3/6/23	660,000	632,778
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	910,000	888,726
R.J. Reynolds Tobacco Co., Senior Notes	8.125%	6/23/19	1,230,000	1,458,415
R.J. Reynolds Tobacco Co., Senior Notes	8.125%	5/1/40	960,000	1,215,351
Reynolds American Inc., Senior Notes	3.250%	6/12/20	340,000	344,777
Reynolds American Inc., Senior Notes	3.250%	11/1/22	850,000	820,000
Reynolds American Inc., Senior Notes	4.450%	6/12/25	440,000	449,159
Reynolds American Inc., Senior Notes	4.750%	11/1/42	1,040,000	946,917
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,330,000	1,400,047
Total Tobacco				11,279,127
Total Consumer Staples				20,564,569
Energy — 7.6%
Energy Equipment & Services — 1.6%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	420,000	453,424
Cameron International Corp., Senior Notes	4.000%	12/15/23	780,000	776,862
Ensco PLC, Senior Notes	4.700%	3/15/21	600,000	611,918
Ensco PLC, Senior Notes	5.200%	3/15/25	1,340,000	1,329,185
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	424,698
Petrofac Ltd., Senior Notes	3.400%	10/10/18	2,084,000	2,063,558	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	260,000	287,077
Total Energy Equipment & Services				5,946,722
Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	288,818
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	223,061
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	993,882
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	560,000	558,134
Columbia Pipeline Group Inc., Senior Notes	4.500%	6/1/25	830,000	818,122	(a)

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	$980,000	$888,938	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	50,000	49,094
Devon Energy Corp., Senior Notes	5.600%	7/15/41	110,000	115,563
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	772,989
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	585,000	755,957
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	614,575
Ecopetrol SA, Senior Notes	5.875%	5/28/45	369,000	327,488
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	200,000	128,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	189,000	200,340
GS Caltex Corp., Senior Notes	3.000%	6/18/19	1,120,000	1,124,280	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	470,000	465,888	(a)
Hess Corp., Notes	7.875%	10/1/29	107,000	135,071
Kerr-McGee Corp., Notes	6.950%	7/1/24	376,000	454,094
Lukoil International Finance BV, Senior Notes	3.416%	4/24/18	430,000	413,445	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	960,000	944,361
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,450,000	1,221,625	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	185,782
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	920,000	916,532
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	1,650,000	1,573,011
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	320,000	263,315
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	2,049,547
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	682,605	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	1,833,631
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	880,000	925,316	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,278,092
Williams Cos. Inc., Notes	7.875%	9/1/21	364,000	427,824
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	796,092
Total Oil, Gas & Consumable Fuels				22,425,472
Total Energy				28,372,194
Financials — 39.3%
Banks — 19.5%
Banco Latinoamericano de Comercio Exterior SA, Senior Notes	3.250%	5/7/20	990,000	987,525	(a)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	1,560,000	1,542,450	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	1,840,000	1,834,259	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,780,000	1,844,525	(b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	3,040,000	3,168,543
Bank of America Corp., Senior Notes	4.875%	4/1/44	3,060,000	3,120,184

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	$1,780,000	$1,779,057
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,240,000	1,210,494
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	690,000	677,425
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,410,000	1,872,511	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,650,000	1,882,114
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	400,000	423,184	(b)(c)
BNP Paribas SA, Senior Notes	2.375%	5/21/20	1,090,000	1,080,224
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,180,000	1,200,990	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	790,000	772,225	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,500,000	1,449,675	(b)(c)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	336,304
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,710,000	5,342,048
Citigroup Inc., Senior Notes	5.875%	1/30/42	80,000	93,926
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	488,995
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	71,216
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,890,000	2,297,072
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	230,000	235,017
Compass Bank, Subordinated Notes	3.875%	4/10/25	600,000	566,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	2,730,000	3,013,876
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	630,000	733,950	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	1,090,000	1,046,313	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	3,560,000	3,573,350	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,450,000	1,460,875	(b)(c)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	950,000	989,111
Intesa Sanpaolo SpA, Senior Bonds	5.250%	1/12/24	830,000	883,508
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	700,000	681,292	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	2,000,000	1,989,000	(a)
JPMorgan Chase & Co., Senior Notes	4.850%	2/1/44	720,000	745,703
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	1,190,000	1,273,696
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,800,000	1,756,436
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,210,000	1,213,001
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	2,521,000	2,577,722	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	3,227,000	3,436,471
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	1,610,000	1,886,609
Santander Holdings USA Inc., Senior Notes	2.650%	4/17/20	1,190,000	1,171,204
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,500,000	1,537,530	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,550,000	1,613,553	(a)

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/10/15	$3,210,000	$3,177,900	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	2,010,000	2,021,117
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,270,000	1,359,044
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	500,000	480,370
Total Banks				72,897,594
Capital Markets — 6.5%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	3,550,000	3,414,212	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.750%	3/26/25	1,550,000	1,495,144	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,610,000	2,520,947	(a)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	1,950,000	2,167,211
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,090,000	1,110,230
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	4,940,000	4,941,309
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	94,879
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,326,616
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,840,000	1,768,001	(a)
Macquarie Bank Ltd., Subordinated Bonds	4.875%	6/10/25	960,000	946,498	(a)
Morgan Stanley, Senior Notes	4.300%	1/27/45	520,000	487,067
Morgan Stanley, Subordinated Notes	5.000%	11/24/25	620,000	650,369
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	380,000	373,169
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	2,900,000	2,912,593	(a)
Total Capital Markets				24,208,245
Consumer Finance — 1.2%
Ally Financial Inc., Senior Notes	3.250%	2/13/18	1,710,000	1,701,450
Synchrony Financial, Senior Notes	4.250%	8/15/24	2,860,000	2,877,549
Total Consumer Finance				4,578,999
Diversified Financial Services — 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,121,275	(a)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	700,000	735,000	(a)
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	41,000	44,434
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	950,000	954,551	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	730,000	671,115	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	990,000	1,030,728	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	3,300,000	3,649,242
General Electric Capital Corp., Medium-Term Notes	6.750%	3/15/32	5,000	6,502
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,310,000	1,762,399
General Electric Capital Corp., Senior Notes	4.625%	1/30/43	560,000	556,920	(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
General Electric Capital Corp., Senior Notes, Medium-Term Notes	6.150%	8/7/37	$50,000	$62,292
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	1,650,000	1,856,676
ILFC E-Capital Trust I, Junior Subordinated Notes	4.690%	12/21/65	1,050,000	1,043,175	(a)(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	1,703,000	1,677,455	(a)(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	3,095,475	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	850,000	956,056
Total Diversified Financial Services				20,223,295
Insurance — 5.2%
AIA Group Ltd., Senior Notes	3.200%	3/11/25	1,000,000	966,206	(a)
AIA Group Ltd., Senior Notes	4.875%	3/11/44	1,750,000	1,833,744	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	771,000	865,447	(b)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	580,000	640,200
American International Group Inc., Senior Notes	4.500%	7/16/44	310,000	296,052
Aon PLC, Senior Notes	4.750%	5/15/45	200,000	193,532
AXA SA, Subordinated Bonds	8.600%	12/15/30	1,630,000	2,192,603
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	1,008,317
Genworth Holdings Inc., Senior Notes	4.800%	2/15/24	650,000	568,750
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	1,800,000	2,185,745	(a)
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	2,360,000	2,345,250	(b)(c)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,552,000	1,707,200
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	111,454
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,710,000	1,747,875	(a)
TIAA Asset Management Finance LLC, Senior Notes	2.950%	11/1/19	1,580,000	1,592,646	(a)
TIAA Asset Management Finance LLC, Senior Notes	4.125%	11/1/24	1,100,000	1,110,007	(a)
Total Insurance				19,365,028
Real Estate Investment Trusts (REITs) — 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	974,801	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,080,000	1,069,471	(a)
Total Real Estate Investment Trusts (REITs)				2,044,272
Real Estate Management & Development — 0.4%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	320,000	315,200	(a)
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	150,000	147,077	(a)
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,067,319
Total Real Estate Management & Development				1,529,596

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Thrifts & Mortgage Finance — 0.6%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	$1,060,000	$1,017,600	(a)
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	1,020,000	1,053,279
Total Thrifts & Mortgage Finance				2,070,879
Total Financials				146,917,908
Health Care — 6.8%
Biotechnology — 1.7%
Amgen Inc., Senior Notes	3.625%	5/22/24	860,000	854,714
Amgen Inc., Senior Notes	5.375%	5/15/43	390,000	415,377
Amgen Inc., Senior Notes	4.400%	5/1/45	830,000	767,893
Celgene Corp., Senior Notes	3.625%	5/15/24	950,000	950,578
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,710,000	1,749,241
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	195,200
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	520,000	536,447
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	760,000	758,918
Total Biotechnology				6,228,368
Health Care Equipment & Supplies — 0.8%
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	500,000	500,479
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	280,000	272,003
Medtronic Inc., Senior Notes	3.500%	3/15/25	2,020,000	2,015,570	(a)
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	313,239
Total Health Care Equipment & Supplies				3,101,291
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp., Senior Bonds	3.400%	5/15/24	570,000	567,976
Anthem Inc., Senior Notes	5.100%	1/15/44	150,000	147,159
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	91,654
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	500,000	508,750	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	650,000	646,750	(a)
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	469,020
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	975,119
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	1,740,000	1,850,530
UnitedHealth Group Inc., Senior Notes	3.950%	10/15/42	370,000	335,577
Total Health Care Providers & Services				5,592,535
Pharmaceuticals — 2.8%
AbbVie Inc., Senior Notes	4.400%	11/6/42	110,000	104,484
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	1,960,000	1,923,695
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	1,180,000	1,165,300
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,340,000	1,278,092
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	290,000	277,167

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Allergan Inc., Senior Notes	2.800%	3/15/23	$270,000	$249,797
Baxalta Inc., Senior Notes	5.250%	6/23/45	840,000	846,481	(a)
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	320,000	322,400
Merck & Co. Inc., Senior Notes	3.700%	2/10/45	660,000	591,142
Perrigo Finance PLC, Senior Notes	3.500%	12/15/21	1,170,000	1,173,910
Pfizer Inc., Senior Notes	4.400%	5/15/44	1,450,000	1,433,933
Wyeth, Notes	5.950%	4/1/37	260,000	310,761
Zoetis Inc., Senior Notes	3.250%	2/1/23	410,000	397,870
Zoetis Inc., Senior Notes	4.700%	2/1/43	550,000	526,357
Total Pharmaceuticals				10,601,389
Total Health Care				25,523,583
Industrials — 7.3%
Aerospace & Defense — 1.4%
Exelis Inc., Senior Notes	5.550%	10/1/21	720,000	793,277
Rockwell Collins Inc., Senior Notes	3.700%	12/15/23	400,000	411,800
Textron Inc., Senior Notes	3.875%	3/1/25	3,600,000	3,550,928
United Technologies Corp., Senior Notes	4.500%	6/1/42	520,000	529,504
Total Aerospace & Defense				5,285,509
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	220,000	275,558
Airlines — 2.0%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	1,890,000	1,989,036	(a)
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	791,739	803,615
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	400,000	392,000
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	846,380	876,003	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	310,000	306,125
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	436,596	486,804
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	391,993	429,468
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	539,256	598,574
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	211,793	243,033
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	707,237	740,831
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	520,000	530,400
Total Airlines				7,395,889
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	5.000%	3/1/20	520,000	572,772
Waste Management Inc., Senior Notes	3.500%	5/15/24	400,000	401,286
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	402,589
Total Commercial Services & Supplies				1,376,647

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electrical Equipment — 0.5%
Eaton Corp., Senior Notes	7.650%	11/15/29	$1,500,000	$2,005,832
Industrial Conglomerates — 0.7%
General Electric Co., Senior Notes	4.125%	10/9/42	1,880,000	1,813,209
General Electric Co., Senior Notes	4.500%	3/11/44	810,000	824,622
Total Industrial Conglomerates				2,637,831
Machinery — 0.2%
Crane Co., Senior Notes	4.450%	12/15/23	740,000	772,198
Road & Rail — 1.5%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	360,000	355,773
Burlington Northern Santa Fe LLC, Senior Notes	3.750%	4/1/24	750,000	765,788
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	1,780,000	1,716,630
Burlington Northern Santa Fe LLC, Senior Notes	4.900%	4/1/44	610,000	633,995
CSX Corp., Senior Notes	4.750%	5/30/42	1,260,000	1,265,918
CSX Corp., Senior Notes	3.950%	5/1/50	200,000	175,808
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	280,000	266,700	(a)
Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	487,213
Total Road & Rail				5,667,825
Trading Companies & Distributors — 0.4%
BOC Aviation Pte Ltd., Senior Notes	3.000%	3/30/20	1,430,000	1,408,732	(a)
Transportation — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	3.375%	2/1/22	470,000	456,255	(a)
Total Industrials				27,282,276
Information Technology — 2.0%
Communications Equipment — 0.8%
Harris Corp., Senior Notes	4.854%	4/27/35	1,520,000	1,461,076
QUALCOMM Inc., Senior Notes	3.450%	5/20/25	1,630,000	1,590,378
Total Communications Equipment				3,051,454
Electronic Equipment, Instruments & Components — 0.6%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,320,000	2,343,200
Semiconductors & Semiconductor Equipment — 0.5%
KLA-Tencor Corp., Senior Notes	3.375%	11/1/19	780,000	801,995
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	900,000	924,535
Total Semiconductors & Semiconductor Equipment				1,726,530
Software — 0.1%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	290,000	311,750	(a)
Total Information Technology				7,432,934

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 4.6%
Chemicals — 0.4%
Ecolab Inc., Senior Notes	4.350%	12/8/21	$1,120,000	$1,210,003
Potash Corp. of Saskatchewan Inc., Senior Notes	3.625%	3/15/24	140,000	141,714
Total Chemicals				1,351,717
Containers & Packaging — 0.1%
Packaging Corp. of America, Senior Notes	3.650%	9/15/24	240,000	235,639
Metals & Mining — 3.9%
Alcoa Inc., Senior Notes	5.125%	10/1/24	880,000	895,400
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	570,000	553,274
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	280,000	273,275
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,680,000	1,718,353
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	820,000	854,451
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	100,000	98,334
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	30,000	27,809
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	330,000	308,058
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	440,000	380,637
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	380,000	384,154	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,430,000	1,415,138	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	750,000	757,477	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	270,000	268,246	(a)
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	720,000	763,229
Southern Copper Corp., Senior Notes	5.375%	4/16/20	730,000	799,131
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	392,778
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	444,117
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	1,810,000	1,862,037	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	750,000	729,375	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	1,960,000	1,891,316
Total Metals & Mining				14,816,589
Paper & Forest Products — 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	850,000	854,250
Total Materials				17,258,195
Telecommunication Services — 4.3%
Diversified Telecommunication Services — 4.2%
AT&T Inc., Senior Notes	3.875%	8/15/21	470,000	485,442
AT&T Inc., Senior Notes	3.400%	5/15/25	1,190,000	1,137,258
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,032,876
AT&T Inc., Senior Notes	5.550%	8/15/41	280,000	287,876
AT&T Inc., Senior Notes	4.750%	5/15/46	1,750,000	1,598,601

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	$400,000	$425,054	(a)
British Telecommunications PLC, Bonds	9.625%	12/15/30	545,000	810,774
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	930,000	929,749	(a)
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,291,000	3,781,882
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	780,000	705,931	(a)
Verizon Communications Inc., Senior Notes	4.750%	11/1/41	4,240,000	3,986,066
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	510,000	598,652
Total Diversified Telecommunication Services				15,780,161
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	260,000	349,611
Total Telecommunication Services				16,129,772
Utilities — 3.3%
Electric Utilities — 3.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,278,521
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,641,630
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	399,750	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,070,620
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,537,220
Exelon Corp., Senior Notes	3.950%	6/15/25	1,200,000	1,209,496
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,392,508
Pacific Gas & Electric Co., Senior Notes	3.250%	6/15/23	750,000	746,534
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	999,431
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	540,083
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	509,710	(a)
Total Electric Utilities				11,325,503
Multi-Utilities — 0.3%
DTE Energy Co., Senior Notes	3.300%	6/15/22	1,070,000	1,080,336	(a)
Total Utilities				12,405,839
Total Corporate Bonds & Notes (Cost — $331,408,524)				340,427,382
Asset-Backed Securities — 1.7%
Babson CLO Ltd., 2014-IA C	3.725%	7/20/25	250,000	241,957	(a)(b)
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.727%	12/25/34	1,566,094	1,491,795	(b)
Dryden Senior Loan Fund, 2014-31A C	3.125%	4/18/26	250,000	250,404	(a)(b)
GoldenTree Loan Opportunities Ltd., 2015-10A D	3.634%	7/20/27	500,000	485,500	(a)(b)(e)
Hildene CLO Ltd., 2014-2A D	3.975%	7/19/26	300,000	293,100	(a)(b)
LCM Limited Partnership, 16A D	3.875%	7/15/26	250,000	241,154	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.027%	10/23/25	400,000	396,610	(a)(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Morgan Stanley Capital Inc., 2005-WMC2 M2	0.832%	2/25/35	$825,185	$809,423	(b)
Neuberger Berman CLO Ltd., 2013-15A C	3.125%	10/15/25	250,000	247,593	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	3.777%	7/25/26	500,000	477,068	(a)(b)
SLM Student Loan Trust, 2011-A A3	2.686%	1/15/43	1,410,000	1,499,025	(a)(b)
Total Asset-Backed Securities (Cost — $6,271,428)				6,433,629
Collateralized Mortgage Obligations — 2.8%
Colony Mortgage Capital Ltd., 2014-FL1 C	2.790%	4/8/31	1,190,000	1,191,197	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D	3.844%	4/8/31	350,000	350,443	(a)(b)
Connecticut Avenue Securities, 2014-C01 M2	4.587%	1/25/24	2,180,000	2,247,478	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.487%	1/25/36	2,157,723	1,834,664	(b)
Morgan Stanley Capital I Trust, 2006-IQ11 AJ	5.849%	10/15/42	780,000	801,336	(b)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,693,889	1,611,502
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.937%	10/25/24	760,000	789,578	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,659,982	(a)
Total Collateralized Mortgage Obligations (Cost — $10,702,668)				10,486,180
Mortgage-Backed Securities — 0.0%
FHLMC — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost — $8,614)	2.266%	9/1/24	8,609	8,776	(b)
Municipal Bonds — 1.2%
Alabama — 0.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.000%	10/1/42	530,000	593,854
California — 0.4%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	849,252
University of California Revenue	4.062%	5/15/33	550,000	544,384
Total California				1,393,636
Illinois — 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	445,000	472,060
Illinois State, GO, Taxable	5.650%	12/1/38	670,000	624,762
Total Illinois				1,096,822
New York — 0.2%
Port Authority of New York & New Jersey, Taxable Consolidated	4.960%	8/1/46	770,000	868,160
Ohio — 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	653,674
Total Municipal Bonds (Cost — $4,272,624)				4,606,146

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 0.4%
Consumer Discretionary — 0.4%
Multiline Retail — 0.4%
Dollar Tree Inc., Term Loan B1	—	3/9/22	$509,620	$510,470	(f)
Dollar Tree Inc., Term Loan B2	4.250%	3/9/22	990,000	992,166	(g)(h)
Total Senior Loans (Cost — $1,502,805)				1,502,636
Sovereign Bonds — 1.2%
Brazil — 0.2%
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	620,000	599,385
Colombia — 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000	834,350
Panama — 0.2%
Republic of Panama, Senior Bonds	4.300%	4/29/53	900,000	789,750
Turkey — 0.6%
Republic of Turkey, Notes	6.000%	1/14/41	970,000	1,025,532
Republic of Turkey, Senior Notes	4.875%	4/16/43	680,000	621,323
Republic of Turkey, Senior Bonds	4.250%	4/14/26	700,000	668,087
Total Turkey				2,314,942
Total Sovereign Bonds (Cost — $4,839,303)				4,538,427
U.S. Government & Agency Obligations — 0.2%
U.S. Government Obligations — 0.2%
U.S. Treasury Bonds	2.500%	2/15/45	720,000	633,809
U.S. Treasury Notes	2.125%	5/15/25	130,000	127,654
Total U.S. Government & Agency Obligations (Cost — $758,033)				761,463

			Shares
Preferred Stocks — 0.9%
Financials — 0.9%
Consumer Finance — 0.8%
GMAC Capital Trust I	8.125%		110,411	2,868,478	(b)
Insurance — 0.1%
Delphi Financial Group Inc.	7.376%		15,675	392,502	(b)(e)
Total Preferred Stocks (Cost — $2,994,304)				3,260,980
Total Investments Before Short-Term Investments (Cost — $362,758,303)				372,025,619

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
State Street Bank & Trust Co., repurchase agreement dated 6/30/15; Proceeds at maturity — $1,524,000; (Fully collateralized by U.S. government obligations, 2.625% due 11/15/20; Market value — $1,555,538) (Cost — $1,524,000)	0.000%	7/1/15	$1,524,000	$1,524,000
Total Investments — 99.8% (Cost — $364,282,303#)				373,549,619
Other Assets in Excess of Liabilities — 0.2%				578,876
Total Net Assets — 100.0%				$374,128,495

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	All or a portion of this loan is unfunded as of June 30, 2015. The interest rate for fully unfunded term loans is to be determined.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO	— Collateral Loan Obligation
GO	— General Obligation

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $364,282,303)	$373,549,619
Interest receivable	4,031,213
Receivable for securities sold	1,167,582
Deposits with brokers for open futures contracts	1,107,340
Unrealized appreciation on forward foreign currency contracts	489,218
Deposits with brokers for centrally cleared swap contracts	321,500
Receivable for Fund shares sold	196,958
Principal paydown receivable	30,094
OTC swaps, at value (premiums paid — $20,245)	23,206
Receivable for open OTC swap contracts	1,328
Prepaid expenses	55,273
Other assets	1,226
Total Assets	380,974,557

Liabilities:
Payable for securities purchased	3,106,729
Payable for Fund shares repurchased	1,334,174
Due to custodian	989,472
Unrealized depreciation on forward foreign currency contracts	577,514
OTC swaps, at value (premiums received — $168,799)	251,101
Investment management fee payable	154,977
Service and/or distribution fees payable	96,134
Distributions payable	66,475
Payable to broker — variation margin on centrally cleared swaps	3,375
Payable for open OTC swap contracts	1,821
Payable to broker — variation margin on open futures contracts	1,296
Trustees’ fees payable	893
Accrued expenses	262,101
Total Liabilities	6,846,062
Total Net Assets	$374,128,495

Net Assets:
Par value (Note 7)	$310
Paid-in capital in excess of par value	452,074,674
Overdistributed net investment income	(634,208)
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(87,222,034)
Net unrealized appreciation on investments, futures contracts, swap contracts and foreign currencies	9,909,753
Total Net Assets	$374,128,495

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	21

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2015

Shares Outstanding:
Class A	20,176,382
Class B	488,789
Class C	94,112
Class C1	1,378,365
Class I	2,587,229
Class P	6,252,466

Net Asset Value:
Class A (and redemption price)	$12.08
Class B*	$12.04
Class C*	$12.08
Class C1*	$12.01
Class I (and redemption price)	$12.09
Class P (and redemption price)	$12.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.62

*	Redemption price per share is NAV of Class B, Class C and Class C1 shares reduced by a 4.50% 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Interest	$8,543,542
Dividends	152,074
Total Investment Income	8,695,616

Expenses:
Investment management fee (Note 2)	970,267
Service and/or distribution fees (Notes 2 and 5)	607,550
Transfer agent fees (Note 5)	362,886
Registration fees	45,908
Audit and tax fees	22,303
Shareholder reports	22,279
Fund accounting fees	19,409
Legal fees	17,770
Custody fees	3,460
Insurance	3,381
Trustees’ fees	2,885
Miscellaneous expenses	2,879
Total Expenses	2,080,977
Net Investment Income	6,614,639

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	4,034,066
Futures contracts	(1,125,724)
Written options	(134,500)
Swap contracts	77,337
Foreign currency transactions	910,092
Net Realized Gain	3,761,271
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(14,043,460)
Futures contracts	2,669,638
Swap contracts	365,261
Foreign currencies	(355,921)
Change in Net Unrealized Appreciation (Depreciation)	(11,364,482)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(7,603,211)
Decrease in Net Assets from Operations	$(988,572)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$6,614,639	$13,985,413
Net realized gain	3,761,271	8,022,500
Change in net unrealized appreciation (depreciation)	(11,364,482)	8,719,750
Increase (Decrease) in Net Assets from Operations	(988,572)	30,727,663

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,068,467)	(15,420,606)
Decrease in Net Assets from Distributions to Shareholders	(7,068,467)	(15,420,606)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	33,584,079	48,904,993
Reinvestment of distributions	6,700,706	14,872,452
Cost of shares repurchased	(47,056,326)	(87,168,551)
Decrease in Net Assets from Fund Share Transactions	(6,771,541)	(23,391,106)
Decrease in Net Assets	(14,828,580)	(8,084,049)

Net Assets:
Beginning of period	388,957,075	397,041,124
End of period*	$374,128,495	$388,957,075
*Includesoverdistributed net investment income of:	$(634,208)	$(180,380)

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.34	$11.87	$12.32	$11.20	$11.16	$10.56

Income (loss) from operations:
Net investment income	0.21	0.44	0.43	0.45	0.53	0.58
Net realized and unrealized gain (loss)	(0.24)	0.52	(0.41)	1.15	0.04	0.61
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.01
Total income (loss) from operations	(0.03)	0.96	0.02	1.60	0.57	1.20

Less distributions from:
Net investment income	(0.23)	(0.49)	(0.47)	(0.48)	(0.53)	(0.60)
Total distributions	(0.23)	(0.49)	(0.47)	(0.48)	(0.53)	(0.60)

Net asset value, end of period	$12.08	$12.34	$11.87	$12.32	$11.20	$11.16
Total return[3]	(0.30)%	8.14%	0.20%	14.50%	5.19%	11.53%[4]

Net assets, end of period (millions)	$244	$255	$255	$301	$287	$308

Ratios to average net assets:
Gross expenses	1.03%[5]	1.03%	1.03%	1.06%	1.07%	1.05%
Net expenses	1.03 [5]	1.03	1.03	1.06	1.07	1.05
Net investment income	3.45 [5]	3.60	3.57	3.81	4.66	5.26

Portfolio turnover rate	57%	109%	120%	142%	98%[6]	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 11.43%. Class A received $259,239 related to this distribution.

[5]	Annualized.

[6]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 100% for the year ended December 31, 2011.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.30	$11.84	$12.28	$11.17	$11.13	$10.53

Income (loss) from operations:
Net investment income	0.15	0.33	0.33	0.36	0.43	0.50
Net realized and unrealized gain (loss)	(0.25)	0.50	(0.39)	1.13	0.05	0.62
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.04
Total income (loss) from operations	(0.10)	0.83	(0.06)	1.49	0.48	1.16

Less distributions from:
Net investment income	(0.16)	(0.37)	(0.38)	(0.38)	(0.44)	(0.56)
Total distributions	(0.16)	(0.37)	(0.38)	(0.38)	(0.44)	(0.56)

Net asset value, end of period	$12.04	$12.30	$11.84	$12.28	$11.17	$11.13
Total return[3]	(0.81)%	7.08%	(0.50)%	13.52%	4.37%	11.18%[4]

Net assets, end of period (millions)	$6	$7	$13	$21	$27	$42

Ratios to average net assets:
Gross expenses	2.05%[5]	1.96%	1.81%	1.87%	1.87%	1.79%
Net expenses	2.05 [5]	1.96	1.81	1.87	1.87	1.79
Net investment income	2.42 [5]	2.66	2.76	3.03	3.85	4.54

Portfolio turnover rate	57%	109%	120%	142%	98%[6]	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 10.78%. Class B received $208,492 related to this distribution.

[5]	Annualized.

[6]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 100% for the year ended December 31, 2011.

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$12.34	$11.88	$12.33	$12.10

Income (loss) from operations:
Net investment income	0.17	0.35	0.34	0.14
Net realized and unrealized gain (loss)	(0.24)	0.51	(0.41)	0.24
Total Income (Loss) from Operations	(0.07)	0.86	(0.07)	0.38

Less distributions from:
Net investment income	(0.19)	(0.40)	(0.38)	(0.15)
Total distributions	(0.19)	(0.40)	(0.38)	(0.15)

Net asset value, end of period	$12.08	$12.34	$11.88	$12.33
Total return[4]	(0.62)%	7.27%	(0.50)%	3.17%

Net assets, end of period (000s)	$1,137	$762	$396	$849

Ratios to average net assets:
Gross expenses	1.67%[5]	1.87%	1.96%	1.64%[5]
Net expenses[6]	1.67 [5]	1.75 [7]	1.73 [7]	1.64 [5]
Net investment income	2.82 [5]	2.86	2.84	2.81 [5]

Portfolio turnover rate	57%	109%	120%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.27	$11.80	$12.25	$11.14	$11.10	$10.50

Income (loss) from operations:
Net investment income	0.18	0.38	0.37	0.38	0.45	0.50
Net realized and unrealized gain (loss)	(0.25)	0.51	(0.41)	1.14	0.05	0.61
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.01
Total income (loss) from operations	(0.07)	0.89	(0.04)	1.52	0.50	1.12

Less distributions from:
Net investment income	(0.19)	(0.42)	(0.41)	(0.41)	(0.46)	(0.52)
Total distributions	(0.19)	(0.42)	(0.41)	(0.41)	(0.46)	(0.52)

Net asset value, end of period	$12.01	$12.27	$11.80	$12.25	$11.14	$11.10
Total return[4]	(0.57)%	7.62%	(0.27)%	13.78%	4.51%	10.80%[5]

Net assets, end of period (millions)	$17	$20	$25	$38	$47	$56

Ratios to average net assets:
Gross expenses	1.55%[6]	1.54%	1.50%	1.67%	1.73%	1.76%
Net expenses	1.55 [6]	1.54	1.50	1.67	1.73	1.76
Net investment income	2.92 [6]	3.08	3.08	3.23	4.00	4.55

Portfolio turnover rate	57%	109%	120%	142%	98%[7]	60%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 10.70%. Class C received $57,213 related to this distribution.

[6]	Annualized.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 100% for the year ended December 31, 2011.

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.35	$11.88	$12.33	$11.21	$11.16	$10.56

Income (loss) from operations:
Net investment income	0.24	0.48	0.46	0.49	0.56	0.62
Net realized and unrealized gain (loss)	(0.25)	0.52	(0.40)	1.15	0.06	0.60
Total income (loss) from operations	(0.01)	1.00	0.06	1.64	0.62	1.22

Less distributions from:
Net investment income	(0.25)	(0.53)	(0.51)	(0.52)	(0.57)	(0.62)
Total distributions	(0.25)	(0.53)	(0.51)	(0.52)	(0.57)	(0.62)

Net asset value, end of period	$12.09	$12.35	$11.88	$12.33	$11.21	$11.16
Total return[3]	(0.12)%	8.49%	0.51%	14.90%	5.62%	11.82%

Net assets, end of period (millions)	$31	$24	$16	$18	$14	$13

Ratios to average net assets:
Gross expenses	0.66%[4]	0.70%	0.72%	0.70%	0.74%	0.72%
Net expenses	0.66 [4]	0.70	0.72	0.70	0.74	0.70 [5,6]
Net investment income	3.83 [4]	3.92	3.87	4.13	5.00	5.61

Portfolio turnover rate	57%	109%	120%	142%	98%[7]	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Effective at the close of business on July 10, 2009, management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 0.65% for Class I shares until April 30, 2010.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 100% for the year ended December 31, 2011.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.33	$11.86	$12.31	$11.19	$11.15	$10.55

Income (loss) from operations:
Net investment income	0.20	0.42	0.41	0.44	0.51	0.56
Net realized and unrealized gain (loss)	(0.24)	0.52	(0.41)	1.14	0.04	0.61
Total income (loss) from operations	(0.04)	0.94	—	1.58	0.55	1.17

Less distributions from:
Net investment income	(0.22)	(0.47)	(0.45)	(0.46)	(0.51)	(0.57)
Total distributions	(0.22)	(0.47)	(0.45)	(0.46)	(0.51)	(0.57)

Net asset value, end of period	$12.07	$12.33	$11.86	$12.31	$11.19	$11.15
Total return[3]	(0.38)%	8.00%	0.05%	14.33%	5.01%	11.30%

Net assets, end of period (millions)	$75	$82	$88	$118	$129	$160

Ratios to average net assets:
Gross expenses	1.18%[4]	1.16%	1.19%	1.22%	1.24%	1.20%
Net expenses	1.18 [4]	1.16	1.19	1.22	1.24	1.18 [5,6]
Net investment income	3.30 [4]	3.46	3.40	3.66	4.49	5.14

Portfolio turnover rate	57%	109%	120%	142%	98%[7]	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 1.15% for Class P shares until April 30, 2010.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 100% for the year ended December 31, 2011.

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

32	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Industrials	—	$26,683,702	$598,574	$27,282,276
Other corporate bonds & notes	—	313,145,106	—	313,145,106
Asset-backed securities	—	5,948,129	485,500	6,433,629
Collateralized mortgage obligations	—	10,486,180	—	10,486,180
Mortgage-backed securities	—	8,776	—	8,776
Municipal bonds	—	4,606,146	—	4,606,146
Senior loans	—	1,502,636	—	1,502,636
Sovereign bonds	—	4,538,427	—	4,538,427
U.S. government & agency obligations	—	761,463	—	761,463
Preferred stocks	$2,868,478	—	392,502	3,260,980
Total long-term investments	$2,868,478	$367,680,565	$1,476,576	$372,025,619
Short-term investments†	—	1,524,000	—	1,524,000
Total investments	$2,868,478	$369,204,565	$1,476,576	$373,549,619
Other financial instruments:
Futures contracts	$462,713	—	—	$462,713
Forward foreign currency contracts	—	$489,218	—	489,218
Centrally cleared interest rate swaps	—	347,361	—	347,361
OTC credit default swaps on corporate issues — sell protection‡	—	23,206	—	23,206
Total other financial instruments	$462,713	$859,785	—	$1,322,498
Total	$3,331,191	$370,064,350	$1,476,576	$374,872,117

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$577,514	—	$577,514
OTC credit default swaps on corporate issues — buy protection‡	—	176,770	—	176,770
OTC credit default swaps on corporate issues — sell protection‡	—	74,331	—	74,331
Total	—	$828,615	—	$828,615

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

34	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2015, the total notional value of all credit default swaps to sell protection is $5,310,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2015, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event

36	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

38	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions,

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2015, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $828,615. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

40	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2015, LMIS and its affiliates retained sales charges of $15,323 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$41	$502	$151

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

42	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$149,946,281	$73,410,740
Sales	143,435,021	75,945,527

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,298,498
Gross unrealized depreciation	(6,031,182)
Net unrealized appreciation	$9,267,316

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	386	9/15	$84,408,161	$84,509,875	$101,714
U.S. Treasury 5-Year Notes	157	9/15	18,684,081	18,723,477	39,396
					141,110
Contracts to Sell:
U.S. Treasury 10-Year Notes	301	9/15	38,032,326	37,977,734	54,592
U.S. Treasury Long-Term Bonds	139	9/15	21,041,533	20,967,281	74,252
U.S. Treasury Ultra Long-Term Bonds	79	9/15	12,363,696	12,170,937	192,759
					321,603
Net unrealized appreciation on open futures contracts					$462,713

During the six months ended June 30, 2015, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2014	—	—
Options written	500	$142,906
Options closed	(500)	(142,906)
Options exercised	—	—
Options expired	—	—
Written options, outstanding as of June 30, 2015	—	—

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	12,520,000	USD	3,887,354	Bank of America N.A.	7/16/15	$119,649
BRL	12,200,000	USD	3,914,020	Bank of America N.A.	7/16/15	(9,433)
EUR	1,710,626	USD	1,899,881	Bank of America N.A.	7/16/15	7,565
JPY	361,370,000	USD	2,907,322	Bank of America N.A.	7/16/15	45,892
USD	3,992,147	BRL	12,200,000	Bank of America N.A.	7/16/15	87,559
USD	777,662	BRL	2,320,000	Bank of America N.A.	7/16/15	35,151
USD	1,172,902	BRL	3,480,000	Bank of America N.A.	7/16/15	59,134
USD	2,186,077	BRL	6,720,000	Bank of America N.A.	7/16/15	35,353
USD	9,110,606	EUR	8,520,000	Bank of America N.A.	7/16/15	(389,684)
USD	2,005,854	EUR	1,830,000	Bank of America N.A.	7/16/15	(34,701)
USD	1,928,859	EUR	1,710,626	Bank of America N.A.	7/16/15	21,413
USD	3,030,717	JPY	361,370,000	Bank of America N.A.	7/16/15	77,502
INR	121,300,000	USD	1,916,499	Citibank N.A.	7/16/15	(16,862)
INR	241,900,000	USD	3,828,349	Citibank N.A.	7/16/15	(40,037)
USD	1,663,842	EUR	1,570,000	Citibank N.A.	7/16/15	(86,797)
Total						$(88,296)

Abbreviations used in this table:
BRL	— Brazilian Real
EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
USD	— United States Dollar

At June 30, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas	$3,836,000	2/15/41	2.442% semi-annually	3-Month LIBOR	$(17,777)	$347,361

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2015[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Inc. (Loews Corp., 6.000%, due 2/1/35)	$1,500,000	3/20/20	0.46%	1.000% quarterly	$(37,460)	$(35,422)	$(2,038)
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	960,000	3/20/18	0.19%	1.000% quarterly	(20,979)	(10,686)	(10,293)
Goldman Sachs (Kinder Morgan Energy Partners LP, 3.950%, due 9/1/22)	2,000,000	12/20/18	0.39%	1.000% quarterly	(42,093)	(12,546)	(29,547)

44	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2015[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs (E.I. du Pont de Nemours & Co., 5.250%, due 12/15/16)	$1,350,000	3/20/19	0.28%	1.000% quarterly	$(35,560)	$(28,633)	$(6,927)
Goldman Sachs (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.25%	1.000% quarterly	(40,678)	(29,177)	(11,501)
Total	$7,285,887				$(176,770)	$(116,464)	$(60,306)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2015[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc. (MetLife Inc., 4.750%, due 2/8/21)	$1,500,000	3/20/20	0.66%	1.000% quarterly	$23,206	$20,245	$2,961
Citigroup Capital Markets Inc. (Apache Corp., 7.000%, due 2/1/18)	2,310,000	6/20/20	1.15%	1.000% quarterly	(15,849)	—	(15,849)
Credit Suisse (Alcoa Inc., 5.720%, due 2/23/19)	1,500,000	6/20/20	1.83%	1.000% quarterly	(58,482)	(52,335)	(6,147)
Total	$5,310,000				$(51,125)	$(32,090)	$(19,035)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$462,713	—	—	$462,713
OTC swap contracts[3]	—	—	$23,206	23,206
Centrally cleared swap contracts[4]	347,361	—	—	347,361
Forward foreign currency contracts	—	$489,218	—	489,218
Total	$810,074	$489,218	$23,206	$1,322,498

LIABILITY DERIVATIVES[1]
		Foreign Exchange Risk	Credit Risk	Total
OTC swap contracts [3]		—	$251,101	$251,101
Forward foreign currency contracts		$577,514	—	577,514
Total		$577,514	$251,101	$828,615

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$185,272	—	—	—	$185,272
Written options	(134,500)	—	—		(134,500)
Futures contracts	(1,125,724)	—	—	—	(1,125,724)
Swap contracts	119,804	—	$27,737	$(70,204)	77,337
Forward foreign currency contracts[2]	—	$910,092	—	—	910,092
Total	$(955,148)	$910,092	$27,737	$(70,204)	$(87,523)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

46	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts	$2,669,638	—	—	—	$2,669,638
Swap contracts	347,361	—	$(39,499)	$57,399	365,261
Forward foreign currency contracts[1]	—	$(355,921)	—	—	(355,921)
Total	$3,016,999	$(355,921)	$(39,499)	$57,399	$2,678,978

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$7,234
Written options†	4,368
Futures contracts (to buy)	102,538,953
Futures contracts (to sell)	83,384,754
Forward foreign currency contracts (to buy)	9,897,071
Forward foreign currency contracts (to sell)	14,553,086

Average Notional Balance
Interest rate swap contracts	$5,755,714
Credit default swap contracts (to buy protection)	7,214,458
Credit default swap contracts (to sell protection)	2,588,571
Total return swap contracts†	1,085,497

†	At June 30, 2015, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
OTC swap contracts	$23,206	—	$23,206
Forward foreign currency contracts	489,218	—	489,218
Total	$512,424	—	$512,424

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Futures contracts[4]	$1,296	$(1,296)	—
Centrally cleared swap contracts[4]	3,375	(3,375)	—
OTC swap contracts	251,101	—	$251,101
Forward foreign currency contracts	577,514	—	577,514
Total	$833,286	$(4,671)	$828,615

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 0.75%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$314,264	$256,698
Class B	25,315	24,588
Class C	4,840	470
Class C1	64,645	25,980
Class I	—	13,153
Class P	198,486	41,997
Total	$607,550	$362,886

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Net Investment Income:
Class A	$4,636,232	$10,216,012
Class B	89,707	300,430
Class C	14,805	16,258
Class C1	291,408	740,319
Class I	632,181	871,087
Class P	1,404,134	3,276,500
Total	$7,068,467	$15,420,606

7. Shares of beneficial interest

At June 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

48	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,221,117	$15,166,935	2,620,894	$32,135,773
Shares issued on reinvestment	364,054	4,521,055	810,844	9,974,614
Shares repurchased	(2,084,669)	(25,838,596)	(4,201,271)	(51,497,209)
Net decrease	(499,498)	$(6,150,606)	(769,533)	$(9,386,822)

Class B
Shares sold	10,130	$125,975	18,446	$226,134
Shares issued on reinvestment	6,870	85,051	23,527	287,990
Shares repurchased	(129,748)	(1,607,377)	(573,934)	(6,998,042)
Net decrease	(112,748)	$(1,396,351)	(531,961)	$(6,483,918)

Class C
Shares sold	46,616	$582,932	39,082	$482,123
Shares issued on reinvestment	797	9,875	1,048	12,911
Shares repurchased	(15,058)	(188,563)	(11,749)	(142,765)
Net increase	32,355	$404,244	28,381	$352,269

Class C1
Shares sold	62,317	$770,526	216,902	$2,641,694
Shares issued on reinvestment	22,530	278,317	58,071	709,805
Shares repurchased	(312,887)	(3,867,218)	(743,421)	(9,027,070)
Net decrease	(228,040)	$(2,818,375)	(468,448)	$(5,675,571)

Class I
Shares sold	1,269,800	$15,828,840	860,070	$10,605,797
Shares issued on reinvestment	34,588	429,906	54,332	669,730
Shares repurchased	(652,852)	(8,125,972)	(333,946)	(4,104,147)
Net increase	651,536	$8,132,774	580,456	$7,171,380

Class P
Shares sold	89,368	$1,108,871	230,061	$2,813,472
Shares issued on reinvestment	110,917	1,376,502	261,794	3,217,402
Shares repurchased	(599,198)	(7,428,600)	(1,258,472)	(15,399,318)
Net decrease	(398,913)	$(4,943,227)	(766,617)	$(9,368,444)

8. Capital loss carryforward

As of December 31, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2015	$(7,587,080)
12/31/2016	(37,676,648)
12/31/2017	(38,382,247)
$(83,645,975)

Western Asset Corporate Bond Fund 2015 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $7,767,090, which have no expiration date, must be used first to offset any such gains.

50	Western Asset Corporate Bond Fund 2015 Semi-Annual Report

Western Asset

Corporate Bond Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02352 8/15 SR15-2557

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015